CREDIT FACILITY AND LONG-TERM DEBT (Summary of Long-Term Debt) (Details) - USD ($)					12 Months Ended
		May 31, 2017	Nov. 24, 2015	Feb. 09, 2012	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015	Oct. 06, 2017	Sep. 30, 2017	May 30, 2017	May 12, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Long-term Debt					$ 2,217,114,000
Current assets:
Cash and cash equivalents (PBFX: $19,664 and $64,221, respectively)					562,036,000		$ 734,962,000	$ 938,864,000					$ 367,780,000
Prepaid expense and other current assets					51,799,000		41,998,000
Total current assets					3,780,184,000		3,300,719,000
Total assets					8,038,985,000	[1]	7,133,492,000
Current liabilities:
Total current liabilities					2,428,486,000		2,067,079,000
Total equity					2,878,503,000		2,487,820,000	1,909,395,000					$ 1,652,837,000
Total liabilities, Series B units and equity					8,038,985,000		7,133,492,000
Net income					551,245,000		320,997,000	261,192,000
Long-term debt, gross					2,220,488,000		2,180,700,000
Unamortized deferred financing costs					(34,459,000)		(32,466,000)
Long-term debt					2,186,029,000		2,148,234,000
Less—Current maturities					(10,987,000)		(39,664,000)
Long-term debt					2,175,042,000		2,108,570,000
Notes Payable, Current					5,621,000		0			$ 6,831,000
Revolving Credit Facility [Member]
Current liabilities:
Long-term debt, gross	[2]				350,000,000		350,000,000
Line of Credit [Member] | Rail Facility [Member]
Current liabilities:
Long-term debt, gross	[2]				0		0
2025 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt					725,000,000		0
Current liabilities:
Long-term debt, gross							0
New PBFX Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount									$ 175,000,000
Current liabilities:
Debt fixed interest rate									6.875%
Debt Instrument, Issuance Percentage Of Face Amount									102.00%
PBFX Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount					525,000,000		350,000,000					$ 350,000,000
Current liabilities:
Debt fixed interest rate												6.875%
Capital Lease Obligations [Member]
Current liabilities:
Long-term debt, gross					59,048,000		45,969,000
Senior Secured Notes [Member]
Debt Instrument [Line Items]
Redemption price as a percentage				100.00%
Debt Instrument, Face Amount				$ 675,500,000
Current liabilities:
Long-term debt, gross	[3]				0		670,867,000
Debt fixed interest rate				8.25%
2023 Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 500,000,000
Current liabilities:
Long-term debt, gross	[3]				500,000,000		500,000,000
Debt Instrument, Unamortized Premium					3,374,000		0
Debt fixed interest rate			7.00%
Proceeds from Debt, Net of Issuance Costs			$ 490,000,000
PBF Rail Logistics Company LLC [Member] | Notes Payable to Banks [Member]
Current liabilities:
Long-term debt, gross	[2]				28,366,000		35,000,000
PBF LLC [Member]
Current assets:
Cash and cash equivalents (PBFX: $19,664 and $64,221, respectively)					16,481,000		44,526,000
Prepaid expense and other current assets					22,000		17,000
Total current assets					16,503,000		44,543,000
Intercompany note receivable					0		0
Investment in subsidiaries					2,713,202,000		2,108,422,000
Total assets					2,729,705,000		2,152,965,000
Current liabilities:
Other current liabilities					0		368,000
Due to Related Parties, Current					302,184,000		106,636,000
Total current liabilities					302,184,000		107,004,000
Total equity					2,427,521,000		2,045,961,000
Total liabilities, Series B units and equity					2,729,705,000		2,152,965,000
Equity in earnings of subsidiaries					506,469,000		276,737,000	226,262,000
Interest income, net					(6,392,000)		4,151,000	50,000
Net income					500,077,000		280,888,000	$ 226,312,000
PBF Logistics LP [Member] | Line of Credit [Member] | Revolving Credit Facility [Member]
Current liabilities:
Long-term debt, gross	[2]				29,700,000		189,200,000
PBF Logistics LP [Member] | Notes Payable to Banks [Member]
Current liabilities:
Long-term debt, gross	[2]				0		39,664,000
PBF Logistics LP [Member] | PBFX Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt					528,374,000
Current liabilities:
Long-term debt, gross	[3]				525,000,000		$ 350,000,000
New PBFX Senior Notes [Member]
Current liabilities:
Debt Instrument, Interest Rate, Effective Percentage									6.442%
Paulsboro Catalyst Lease [Member] | Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Facility fee					$ 140,000
Current liabilities:
Debt fixed interest rate					2.20%
2025 Senior Notes [Member]
Debt Instrument [Line Items]
Redemption price as a percentage					100.00%
Long-term Debt											$ 725,000,000
Current liabilities:
Debt fixed interest rate											7.30%
Proceeds from Debt, Net of Issuance Costs		$ 711,576,000
Notes Payable, Other Payables [Member]
Current liabilities:
Debt Instrument, Periodic Payment Terms, Monthly Payments to be Paid										403,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid										$ 3,200,000
Delaware City Catalyst Lease [Member] | Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Facility fee					$ 210,000
Current liabilities:
Debt fixed interest rate					1.95%
Delaware City Catalyst Lease - Palladium [Member] | Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Facility fee					$ 30,000
Current liabilities:
Debt fixed interest rate					2.05%
Delaware City Catalyst Lease - Short Term Bridge [Member] | Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Facility fee					$ 3,000
Current liabilities:
Debt fixed interest rate					1.69%
Delaware City Catalyst Lease - Long Term Bridge [Member] | Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Facility fee					$ 117,000
Current liabilities:
Debt fixed interest rate					1.69%
Toledo Catalyst Lease [Member] | Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Facility fee					$ 178,000
Current liabilities:
Debt fixed interest rate					1.75%
Chalmette Catalyst Lease [Member] | Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Facility fee					$ 185,000
Current liabilities:
Debt fixed interest rate					3.85%
Chalmette Catalyst Lease 2019 [Member] | Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Facility fee					$ 171,000
Current liabilities:
Debt fixed interest rate					2.20%
Torrance Catalyst Lease [Member] | Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Facility fee					$ 143,000
Current liabilities:
Debt fixed interest rate					1.78%

[1]	The Refining segment includes capital expenditures of $565,304 for the acquisition of the Chalmette refinery on November 1, 2015, excluding the working capital settlement of $2,659 that was finalized in the first quarter of 2016.
[2]	The estimated fair value approximates carrying value, categorized as a Level 2 measurement, as these borrowings bear interest based upon short-term floating market interest rates.
[3]	The estimated fair value, categorized as a Level 2 measurement, was calculated based on the present value of future expected payments utilizing implied current market interest rates based on quoted prices of the Senior Secured Notes and PBFX Senior Notes.